Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 16,287.1	$ 15,347.9
Nonredeemable preferred stocks, cost	734.2	674.2
Common equities, cost	1,437.5	1,494.3
Short Term Investments Amortized Cost	3,572.9	2,172.0
Premiums receivable, allowance for doubtful accounts	186.8	164.8
Reinsurance recoverables, paid losses and loss adjustment expenses	83.8	46.1
Property and equipment, accumulated depreciation	845.8	778.3
Finite-Lived Intangible Assets, Accumulated Amortization	$ 109.5	$ 47.4
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,600,000
Common Shares, treasury shares (shares)	217,600,000	214,000,000